Rotable spare parts, furniture and equipment, net	12 Months Ended
Dec. 31, 2024
Rotable Spare Parts Furniture And Equipment Net
Rotable spare parts, furniture and equipment, net

12. Rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December 31, 2024		At December 31, 2023		At December 31, 2024		At December 31, 2023		At December 31, 2024		At December 31, 2023
Leasehold improvements to flight equipment	US$	728,201	US$	579,349	US$	(482,233)	US$	(331,124)	US$	245,968	US$	248,225
Pre-delivery payments (1)		484,590		389,380		—		—		484,590		389,380
Flight equipment		408,830		202,355		(89,750)		(67,316)		319,080		135,039
Construction and improvements in process		14,242		27,135		—		—		14,242		27,135
Constructions and improvements		9,154		8,802		(7,839)		(7,310)		1,315		1,492
Office furniture and equipment		3,621		3,487		(2,428)		(2,156)		1,193		1,331
Workshop machinery and equipment		2,671		1,658		(822)		(622)		1,849		1,036
Motorized transport equipment platform		1,600		614		(681)		(475)		919		139
Computer equipment		1,186		1,193		(1,130)		(1,108)		56		85
Communications equipment		798		698		(489)		(443)		309		255
Electric power equipment		781		530		(409)		(345)		372		185
Workshop tools		660		660		(559)		(478)		101		182
Service carts on board		542		542		(466)		(416)		76		126
Total	US$	1,656,876	US$	1,216,403	US$	(586,806)	US$	(411,793)	US$	1,070,070	US$	804,610

	Flight equipment		Constructions and improvements		Computer equipment		Office furniture and equipment		Electric power equipment		Workshop Tools		Motorized transport equipment platform		Communications equipment		Workshop machinery and equipment		Service carts on board		Allowance for obsolescence		Pre-delivery payments		Construction and improvements in process		Leasehold improvements to flight equipment		Total
Net balance as of December 31, 2022	US$	52,167	US$	746	US$	112	US$	1,094	US$	235	US$	9	US$	250	US$	185	US$	642	US$	84	US$	—	US$	185,455	US$	31,900	US$	205,892	US$	478,771
Additions		93,868		8		6		58		—		6		1		6		166		—		—		230,439		17,693		139,830		482,081
Disposals and transfers		(675)		—		—		—		—		—		—		(1)		—		—		—		(45,085)		(1,529)		(122)		(47,412)
Borrowing costs, net[1]		—		—		—		—		—		—		—		—		—		—		—		18,571		—		—		18,571
Other movements		—		1,231		43		432		—		224		48		111		361		90		—		—		(20,929)		18,389		—
Depreciation		(10,321)		(493)		(76)		(253)		(50)		(57)		(160)		(46)		(133)		(48)		—		—		—		(115,764)		(127,401)
As of December 31, 2023		135,039		1,492		85		1,331		185		182		139		255		1,036		126		—		389,380		27,135		248,225		804,610
Cost		202,355		8,802		1,193		3,487		530		660		614		698		1,658		542		—		389,380		27,135		579,349		1,216,403
Accumulated depreciation		(67,316)		(7,310)		(1,108)		(2,156)		(345)		(478)		(475)		(443)		(622)		(416)		—		—		—		(331,124)		(411,793)
Net balance as of December 31, 2023		135,039		1,492		85		1,331		185		182		139		255		1,036		126		—		389,380		27,135		248,225		804,610
Additions		207,075		—		2		7		251		—		985		—		964		—		—		235,287		11,183		129,354		585,108
Disposals and transfers		(367)		—		—		—		—		—		—		—		—		—		—		(159,993)		(3,938)		—		(164,298)
Borrowing costs, net[1]		—		—		—		—		—		—		—		—		—		—		—		19,916		—		—		19,916
Other movements		—		352		8		130		—		—		1		100		49		—		—		—		(20,138)		19,498		—
Depreciation		(22,667)		(529)		(39)		(275)		(64)		(81)		(206)		(46)		(200)		(50)		—		—		—		(151,109)		(175,266)
As of December 31, 2024		319,080		1,315		56		1,193		372		101		919		309		1,849		76		—		484,590		14,242		245,968		1,070,070
Cost		408,830		9,154		1,186		3,621		781		660		1,600		798		2,671		542		—		484,590		14,242		728,201		1,656,876
Accumulated depreciation		(89,750)		(7,839)		(1,130)		(2,428)		(409)		(559)		(681)		(489)		(822)		(466)		—		—		—		(482,233)		(586,806)
Net balance as of December 31, 2024	US$	319,080	US$	1,315	US$	56	US$	1,193	US$	372	US$	101	US$	919	US$	309	US$	1,849	US$	76	US$	—	US$	484,590	US$	14,242	US$	245,968	US$	1,070,070
(1)	During the years ended December 31, 2024 and 2023, the Company capitalized borrowing costs of US$35,107 and US$21,901, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of US$15,191 and US$3,330, respectively.

a) During 2024 and 2023, the Company acquired 16 engines (11 NEO and five V2500) and nine engines (five NEO and four V2500), respectively, (under the terms of the Pratt & Whitney purchase agreement FMP). These acquisitions were accounted for at cost, totaling US$163,463 and US$85,182, respectively. The Company identified the major components separately at their respective cost. These components are classified as flight equipment and depreciated over their useful life.

b) During the years ended December 31, 2024 and 2023, the Company capitalized borrowing costs, which amounted to US$35,107 and US$21,901, respectively (Note 23). The Company capitalizes the actual borrowing costs of the borrowings directly attributable to the constructions of aircraft. For the years ended December 31, 2024 and 2023, the weighted rate of the direct borrowings used to determine the amount of borrowing costs was 7.59% and 8.85%, respectively.

c) Depreciation expense for the years ended December 31, 2024, 2023 and 2022 was US$175,266, US$127,401 and US$90,790, respectively. Depreciation expenses for the year are recognized as a component of operating expenses in the consolidated statements of operations.

d) In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.

In 2011, the Company amended the agreement with Airbus for the purchase of 44 A320 family aircraft to be delivered from 2015 to 2020. The order included 14 A320CEO (“Current Engine Option Aircraft”) and 30 A320NEO. Additionally, during December 2017, the Company amended the agreement with Airbus for the purchase of 80 A320 family aircraft to be delivered from 2022 to 2026. The order includes 46 A320NEO and 34 A321NEO. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

In November 2018, the Company amended the agreement with Airbus to reschedule the remaining 26 fleet deliveries between 2019 and 2022. Also, in this amendment, the Company used its rights on the Airbus Purchase Agreement to convert six A320NEO into A321NEO. In July 2020, the Company amended the agreement with Airbus to reschedule the 80 aircraft deliveries between 2023 and 2028. In October 2020, the Company amended the agreement with Airbus to reschedule the remaining 18 fleet deliveries between 2020 and 2022.

In 2021, the Company amended the agreement with Airbus for the purchase of 39 A320 family aircraft to be delivered from 2023 to 2029. The order includes only A321NEO aircraft. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement. Also, in this agreement, the Company used its rights on the Airbus Purchase Agreement to convert 20 A320NEO into A321NEO.

In 2022, the Company amended the agreement with Airbus for the purchase of 25 A320 family aircraft to be delivered in 2030. The order includes only A321NEO aircraft. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

On August 16, 2013, the Company entered into certain agreements with IAE and International Aero Engines, LLC (“IAE LLC”) (“P&W”), which included the purchase of the engines for 14 A320CEO and 30 A320NEO, respectively, delivered between 2014 and 2022. This agreement also included the purchase of one spare engine for the A320CEO fleet (which was received during the fourth quarter of 2016) and six spare engines for the A320NEO fleet received from 2017 to 2022. In November 2015, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of 16 aircraft (10 A320NEO and six A321NEO). This agreement also includes the purchase of three spare engines, two of them for the A320NEO fleet and one for the A321NEO fleet. In April 2021, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of two aircraft A320NEO.

On May 12, 2020, the Company entered into certain agreements with IAE LLC, which included the purchase of the engines for 46 A320NEO and 34 A321NEO, respectively, to be delivered between 2022 and 2028. This agreement also included the purchase of 11 firm spare engines for the A320NEO fleet to be received from 2022 to 2029.

In October 2021, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of 13 aircraft (all A320NEO). This agreement also includes the purchase of one spare engine for the A320NEO fleet. The Company has further amended and restated the agreement with IAE LLC to provide major maintenance services for the engines of 79 aircraft (five A320NEO and 74 A321NEO), as well as the purchase of 21 spare engines for the A320NEO fleet to be delivered from 2024 to 2030.

The Company received credit notes from P&W in December 2017 of US$3.1 million, which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2024, 2023 and 2022, the Company amortized a corresponding benefit from these credit notes of US$216, US$216 and US$225, respectively, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

During the years ended December 31, 2024 and 2023, the amounts paid for aircraft pre-delivery payments were of US$235.3 million and US$230.4 million, respectively.

The current purchase agreement with Airbus requires the Company to accept delivery of 131 Airbus A320 family aircraft during a period of seven years (from January 2025 to December 2031). On November 26, 2024, an agreement was signed with Airbus to reschedule the delivery date for all 131 Aircraft. This agreement provides the addition of 131 aircraft to its fleet as follows: 14 in 2025, 11 in 2026, 7 in 2027, 19 in 2028, 22 in 2029, 30 in 2030 and 28 to be delivered during 2031. Commitments to acquisitions of property and equipment are disclosed in Note 25.

During the years ended December 31, 2024, 2023 and 2022, the Company entered into aircraft sale and leaseback transactions, resulting in gains of US$32,175, US$8,275 and US$21,193, respectively. These gains were recorded under the caption other operating income in the consolidated statements of operations, which represented only the amount of gains that relate to the rights transferred to the buyer-lessor (Note 22).

e) During December 2017, the Company entered into an updated total support agreement with Lufthansa for 66 months, with an effective date on July 1, 2018. This agreement includes similar terms and conditions as the original agreement.

As part of this agreement, the Company received credit notes of US$5 million in 2022 and US$1.5 million in 2017, which are amortized on a straight-line basis, prospectively during the term of the agreement. For the years ended December 31, 2024, 2023 and 2022, the Company amortized a corresponding benefit from these credit notes of US$519, US$519 and US$452, respectively, recognized as an offset to maintenance expenses in the consolidated statements of operations.

For the years ended December 31, 2024, 2023 and 2022, the Company did not record any impairment loss.